Disclosure of Fair Value of Financial Instruments	6 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Disclosure of Fair Value of Financial Instruments

7. Disclosure of Fair Value of Financial Instruments

The Company’s financial instruments include cash, cash equivalents, investments, accounts receivable, accounts payable, accrued expenses, capital lease obligations and long-term debt.  The carrying amount of the Company’s long-term debt and capital lease obligation approximates its fair values due to the interest rates the Company believes it could obtain for borrowings with similar terms.  The Company’s investments are classified as available-for-sale and reported at fair value in accordance with the market approach utilizing quoted prices that were directly or indirectly observable. The carrying amount of the remainder of the Company’s financial instruments approximated their fair values as of September 30, 2017 and March 31, 2017, due to the short-term nature of those instruments.

The Company has evaluated the estimated fair value of financial instruments using available market information. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

Fair values determined using “Level 1 inputs” utilize unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access.  Fair values determined using "Level 2 Inputs" utilize quoted prices that are directly or indirectly observable. Fair values determined using “Level 3 inputs” utilize unobservable inputs for determining fair values of assets or liabilities that reflect an entity's own assumptions in pricing assets or liabilities. As of September 30, 2017 and March 31, 2017, we did not have any assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

The Company measures eligible assets and liabilities at fair value, with changes in value recognized in earnings. Fair value treatment may be elected either upon initial recognition of an eligible asset or liability or, for an existing asset or liability, if an event triggers a new basis of accounting. The Company did not elect to remeasure any of its existing financial assets or liabilities, and did not elect the fair value option for any financial assets and liabilities transacted in the three and six months ended September 30, 2017 and 2016.

The following table summarizes financial assets measured and recorded at fair value on a recurring basis in the accompanying condensed consolidated balance sheets as of September 30, 2017 and March 31, 2017, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	September 30, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs)	Significant Other Observable Inputs (Level 2 Inputs)	Total
Assets:
Money market funds	$5,040	$—	$5,040
Non-U.S. government securities	—	9,475	9,475
Corporate securities	—	36,700	36,700
Total assets	$5,040	$46,175	$51,215

	March 31, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs)	Significant Other Observable Inputs (Level 2 Inputs)	Total
Assets:
Money market funds	$7,478	$—	$7,478
U.S. treasury securities	—	3,506	3,506
Non-U.S. government securities	—	14,494	14,494
Corporate debt securities	—	42,347	42,347
Total assets	$7,478	$60,347	$67,825